GOLDMAN SACHS TRUST II

Class A, Institutional, Service,

Investor, Class R and Class R6 Shares of the

Goldman Sachs Target Date Portfolios

Goldman Sachs Target Date 2020 Portfolio

Goldman Sachs Target Date 2025 Portfolio

Goldman Sachs Target Date 2030 Portfolio

Goldman Sachs Target Date 2035 Portfolio

Goldman Sachs Target Date 2040 Portfolio

Goldman Sachs Target Date 2045 Portfolio

Goldman Sachs Target Date 2050 Portfolio

Goldman Sachs Target Date 2055 Portfolio

Goldman Sachs Target Date 2060 Portfolio

(each, a “Portfolio” and collectively, the “Portfolios”)

Supplement dated May 30, 2019 to the

Prospectus, Summary Prospectuses and Statement of Additional Information (“SAI”),

each dated December 28, 2018, as supplemented to date

Effective May 31, 2019 (the “Effective Date”), Scott de Haai will no longer serve as a portfolio manager for the Portfolios. In addition, on the Effective Date, Neill Nuttall will serve as a portfolio manager for the Portfolios. Christopher Lvoff will continue to serve as a portfolio manager for the Portfolios.

Accordingly, on the Effective Date, the Portfolios’ disclosures are modified as follows:

All references to Mr. de Haai in the Prospectus, Summary Prospectuses and SAI are deleted in their entirety.

The following replaces in its entirety the second sentence in the “Summary—Portfolio Management” section of each Portfolio in the Prospectus and the “Portfolio Management” section of the Summary Prospectuses:

Portfolio Managers: Christopher Lvoff, CFA, Managing Director, has managed the Portfolio since 2018; and Neill Nuttall, Managing Director, has managed the Portfolio since 2019.

The following row is added to the table in the “Service Providers—Portfolio Managers” section of the Prospectus:

Name and Title	Fund Responsibility	Years Primarily Responsible	Five Year Employment History
Neill Nuttall Managing Director, Co-Chief Investment Officer	Portfolio Manager— Goldman Sachs Target Date 2020 Portfolio	Since 2019	Mr. Nuttall is a Managing Director and the Co-Chief Investment Officer in the Global Portfolio Solutions (GPS) Group in GSAM. He joined the Investment Adviser in 2014.
	Goldman Sachs Target Date 2025 Portfolio	2019
	Goldman Sachs Target Date 2030 Portfolio	2019
	Goldman Sachs Target Date 2035 Portfolio	2019
	Goldman Sachs Target Date 2040 Portfolio	2019
	Goldman Sachs Target Date 2045 Portfolio	2019
	Goldman Sachs Target Date 2050 Portfolio	2019
	Goldman Sachs Target Date 2055 Portfolio	2019
	Goldman Sachs Target Date 2060 Portfolio	2019

This Supplement should be retained with your Prospectus, Summary Prospectuses and SAI for future reference.

GSTIITGTPMSTK 05-19